{LOGO}
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
VALUE FUND
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

January 31, 1996
DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Value Fund, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar(TM) for his past record of accomplishment in fund management at Loomis Sayles.**

* Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 Quality Tested Service Seal Winner by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

Sincerely,

/s/PETER S. VOSS    /s/HENRY L.P. SCHMELZER
Peter S. Voss       Henry L.P. Schmelzer
Chairman            President

NEW ENGLAND VALUE FUND

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the perfor-mance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And,if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO STANDARD & POOROS 500(R) INDEX(3)
[A Chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Standard & PoorOs 500 Index(3). The data points from the graph are as follows:] New England Value Fund - Net Asset Value(1)

Date                                        Amount
----                                         -----
1995                                       $32,480
1994                                       $24,546
1993                                       $24,893
1992                                       $21,277
1991                                       $18,245
1990                                       $14,354
1989                                       $16,619
1988                                       $13,559
1987                                       $13,861
1986                                       $12,419
12/31/85                                   $10,000

New England Value Fund - With Maximum Sales Charge(2)

Date                                        Amount
----                                         -----
1995                                       $30,612
1994                                       $23,135
1993                                       $23,461
1992                                       $20,054
1991                                       $17,196
1990                                       $13,528
1989                                       $15,663
1988                                       $12,779
1987                                       $13,064
1986                                       $11,705
12/31/85                                    $9,425

Standard & PoorOs 500 Index(3)

Date                                        Amount
----                                         -----
1995                                       $39,860
1994                                       $29,002
1993                                       $28,613
1992                                       $25,997
1991                                       $24,159
1990                                       $18,535
1989                                       $19,132
1988                                       $14,539
1987                                       $12,480
1986                                       $11,862
12/31/85                                   $10,000

     This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND VALUE FUND

AVERAGE ANNUAL TOTAL RETURNS 12/31/95
CLASS A (6/5/70)              1 YEAR    3 YEARS   5 YEARS   10 YEARS
Net Asset Value(1)            32.32%    15.14%    17.74%    12.50%
With Max. Sales Charge(2)          24.76          12.91          16.36
11.84
Lipper Growth & Income Avg.(5)     30.82          13.30          15.47
12.78

CLASS B (INCEPTION 9/13/93)   1 YEAR    SINCE INCEPTION
Net Asset Value(1)            31.31%    14.60%
With CDSC(3)                  27.31          13.50
Standard & PoorOs 500(4)      37.44          16.50
Lipper Growth & Income Avg.(5)     30.82          13.33

CLASS C (INCEPTION 12/30/94)  1 YEAR
Net Asset Value(1)            31.31%
Standard & PoorOs 500(4)      37.44

CLASS Y (INCEPTION 3/31/94)   1 YEAR    SINCE INCEPTION
Net Asset Value(1)            32.75%    19.16%
Standard & PoorOs 500(4)      37.44          23.39

     These returns represent past performance.Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Standard & PoorOs 500 Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5    Lipper  Average  is  an average of the total  return  performance
     (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND VALUE FUND

NEW ENGLAND VALUE FUND
Portfolio Managers: Doug Ramos, Carol McMurtie, Tricia Mills;  Loomis,
Sayles & Co.

[PHOTO]
[PHOTO]
[PHOTO]

In a dramatic turnaround from 1994, 1995 was an excellent year for stocks. Driven by lower interest rates and solid corporate earnings growth, stocks, as measured by the Standard & PoorOs 500 Stock Index, produced a 37.4% total rate of return, the best performance of the decade.

HOW YOUR FUND PERFORMED
Against this backdrop, your Fund provided a total return at net asset value of 32.32% for Class A shares.

HOW WE MANAGED YOUR FUND
The Fund produced very competitive returns given the large capitalization growth bias influencing the markets last year. With our low price-to-earnings approach, the Fund benefited from one of the primary drivers of performance during the year: the outstanding returns generated by the interest-rate sensitive sector of the market. Lower interest rates helped boost the performance of insurance and financial services stocks, while bank stocks enjoyed a boost from the ongoing consolidation in the banking industry. In the insurance industry, Ace Ltd. and American International Group were excellent performers. In the financial services industry, Fannie Mae, Freddie Mac, MBNA Corp., and Dean Witter/Discover also did well. Primary examples of the positive influences impacting the banking industry include Chemical Bank and First Interstate.

In the industrial sector, performance was enhanced by the airline holdings, AMR Corp. and Southwest Airlines, as well as Allied-Signal, and ITT Corp. The capital goods sector was propelled by Case Corp., Lockheed Martin, Raytheon, and General Electric.While technology stocks fell off significantly in the fourth quarter, the sector still provided handsome returns for the year with holdings such as Intel Corp., Texas Instruments, Hewlett-Packard, and Xerox participating fully.

An under performer in the portfolio during the year was the energy sector with most of the FundOs holdings concentrated in natural gas (e.g., El Paso Natural Gas and Mapco) and refining and marketing (e.g., Sun Company and Ultramar).

OUTLOOK FOR OUR SHAREHOLDERS
Looking ahead to 1996, we see a gradual pickup in the growth rate of GDP, good news on the inflation front, and a solid chance for lower interest rates. One other factor that could have a positive influence on the economy and the financial markets is the upcoming presidential election in November. The one concern that keeps us slightly defensive, apart from the fact that we are closer to the end of the economic cycle than the beginning, is the expected slowdown in corporate earnings growth and the increased chance for earnings disappointments.This development could add to the volatility of the stock market during the first half of the year.Consequently, at the margin, issue selection has become more critical and defensive qualities more desirable.

NEW ENGLAND VALUE FUND

YOUR FUNDOS FIVE LARGEST INVESTMENTS 12/31/95*


COMPANY                                                PERCENTAGE
                                                            OF ASSETS
1.   PRAXAIR, INC.                                          2.2%
     Industrial gas and special coating manufacturer
2.   FEDERAL NATIONAL MORTGAGE ASSOCIATES                   2.2%
     Provider of Federally backed mortgages
3.   BARD (C.R.)                                            2.1%
     Manufacturer of hospital and surgical supplies
4.   CROWN CORK & SEAL                                      2.1%
     Machinery manufacturer
5.   UST, INC.                                                   2.1%
     Wine and tobacco manufacturer

YOUR FUNDOS TEN LARGEST STOCK SECTORS AS OF 12/31/95*

INDUSTRY                                          PERCENTAGE OF ASSETS
Insurance                                                   8.4%
Chemicals                                                   7.5%
Banks                                                            6.3%
Aerospace                                                   5.2%
Tobacco                                                     5.1%
Leisure                                                     5.1%
Housing                                                     4.8%
Financial Services                                          4.7%
Freight & Transportation                                    4.7%
Multi-Industry                                              4.1%

*Portfolio holdings and asset allocations will vary.

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEETTM

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
VALUE FUND

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

COMMON STOCKS-97.0% OF TOTAL NET ASSETS

SHARES                                                      VALUE (A)
----------------------------------------------------------------------
-
           AEROSPACE-5.2%
    6,000  Boeing Co.                                        $470,250
    63,300 Lockheed Martin Corp.                            5,000,700
    59,700 Northrop Grumman Corp.                           3,820,800
   106,500 Raytheon Co.                                     5,032,125
                                                         ------------
                                                           14,323,875
                                                         ------------
           AIRLINES-0.2%
    24,100 Southwest Airlines Co.                             560,325
                                                         ------------
           AUTOMOBILE & RELATED-4.0%
   77,457  Chrysler Corp.                                   4,289,181
   41,400  Ford Motor Co.                                   1,200,600
   90,500  General Motors Corp. .                           4,785,188
   16,000  Goodyear Tire & Rubber Co.                         726,000
                                                         ------------
                                                           11,000,969
                                                         ------------
           BANKS/SAVINGS & LOANS-6.3%
   73,100  Bank of New York, Inc.                           3,563,625
   55,000  Chemical Banking Corp.                           3,231,250
   10,100  First Interstate Bancorp.                        1,378,650
   48,700  Fleet Financial Group                            1,984,525
   37,000  Golden West Financial Corp.                      2,044,250
   47,400  NationsBank Corp.                                3,300,225
   56,500  Norwest Corp                                     1,864,500
                                                         ------------
                                                           17,367,025
                                                         ------------
           CHEMICALS-MAJOR-7.5%
   26,500  Air Products & Chemicals, Inc.                   1,397,875
   76,500  E.I. Du Pont de Nemours & Co.                    5,345,437
  113,500  Georgia Gulf Corp.                               3,490,125
  101,300  PPG Industries, Inc.                             4,634,475
  180,500  Praxair, Inc.                                    6,069,313
                                                         ------------
                                                           20,937,225
                                                         ------------
           ELECTRICAL EQUIPMENT-1.3%
   23,600  General Electric Co.                             1,699,200
   37,000  Honeywell, Inc.                                  1,799,125
           ------------
                                                            3,498,325
                                                         ------------
           ELECTRONIC COMPONENTS-3.0%
   59,800  Intel Corp.                                      3,393,650
   28,900  Micron Technology, Inc.                          1,145,162
   72,100  Texas Instruments, Inc.                          3,731,175
           ------------
                                                            8,269,987
------------

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED

    SHARES                                                 VALUE (A)
----------------------------------------------------------------------
           ENGINEERING AND CONSTRUCTION-1.2%
  151,900  McDermott International, Inc.                 $  3,341,800
                                                         ------------
           FINANCIAL SERVICES-4.7%
   58,100  Federal Home Loan Mortgage Corp.                 4,851,350
   48,100  Federal National Mortgage Association            5,970,412
   70,800  Green Tree Financial Corp.                       1,867,350
    7,500  MBNA Corp.                                         276,563
                                                         ------------
                                                           12,965,675
                                                         ------------
           FOOD AGRIBUSINESS-0.6%
   32,400  IBP Inc                                          1,636,200
                                                         ------------
           FREIGHT-TRANSPORTATION-4.7%
  295,500  Canadian Pacific Ltd.                            5,355,937
   18,500  Conrail, Inc.                                    1,295,000
  105,800  Consolidated Freightways, Inc.                   2,803,700
   49,200  Federal Express Corp. (c)                        3,634,650
                                                         ------------
                                                           13,089,287
                                                         ------------
           HEALTH CARE-DRUGS-1.1%
   74,400  Glaxo Wellcome Holdings PLC ADR (d)              2,101,800
   18,800  Smithkline Beecham PLC ADR (d)                   1,043,400
                                                         ------------
                                                            3,145,200
                                                         ------------
           HEALTH CARE-SERVICES-2.3%
  392,400  Beverly Enterprises, Inc. (c)                    4,169,250
   48,200  U.S. Healthcare, Inc.                            2,241,300
                                                         ------------
                                                            6,410,550
                                                         ------------
           HEALTH CARE-MED TECH-2.1%
  180,100  C. R. Bard, Inc. .                               5,808,225
                                                         ------------
           HOME PRODUCTS-2.4%
   14,400  Avon Products, Inc.                              1,085,400
  108,200  Premark International, Inc. .                    5,477,625
                                                         ------------
                                                            6,563,025
                                                         ------------
           HOUSING & BUILDING MATERIALS-4.8%
   14,700  Armstrong World Industries, Inc                    911,400
  141,000  Black & Decker Corp.                             4,970,250
  179,000  Masco Corp.                                      5,616,125
   33,900  Whirlpool Corp.                                  1,805,175
                                                         ------------
                                                           13,302,950
                                                         ------------

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED
    SHARES                                                 VALUE (A)
----------------------------------------------------------------------
           INSURANCE-8.4%
  140,400  ACE Ltd.                                      $  5,580,900
   37,650  American International Group, Inc.               3,482,625
   55,400  Chubb Corp                                       5,359,950
  121,900  First Colony Corp                                3,093,213
   21,600  Lincoln National Corp.                           1,161,000
  194,000  Prudential Reinsurance Hlds., Inc.               4,534,750
                                                         ------------
                                                           23,212,438
                                                         ------------
           LEISURE-5.1%
  168,900  American Greetings Corp.                         4,665,862
  222,400  Carnival Corp.                                   5,421,000
   27,200  Eastman Kodak Co.                                1,822,400
   56,800  Hasbro, Inc.                                     1,760,800
   20,600  Outboard Marine Corp.                              419,725
                                                         ------------
                                                           14,089,787
                                                         ------------
           MACHINERY-1.1%
   55,800  Case Corp.                                       2,552,850
  105,550  Consorcio G Grupo Dina S.A. De, ADR (d)            197,906
  205,800  Consorcio G Grupo Dina S.A. De Series L, ADR (d)   282,975
                                                         ------------
                                                            3,033,731
                                                         ------------
           METALS-1.0%
   19,700  AK Steel Holding Corp.                             674,725
    35,700  Reynolds Metals Co.                             2,021,512
                                                         ------------
                                                            2,696,237
                                                         ------------
           MULTI-INDUSTRY-4.1%
   66,500  Allied Signal, Inc.                              3,158,750
   145,400 Philips Electronics N.V.                         5,216,225
   16,500  Tenneco, Inc                                       818,813
   32,300  Textron, Inc                                     2,180,250
                                                         ------------
                                                           11,374,038
                                                         ------------
           NATURAL GAS-PIPELINES-2.4%
  115,093  El Paso Natural Gas Co.                          3,265,764
   60,700  Mapco, Inc                                       3,315,737
                                                         ------------
                                                            6,581,501
                                                         ------------
           OFFICE EQUIPMENT-3.1%
  262,900  EMC Corp. (c).                                   4,042,087
   30,300  International Business Machines.                 2,780,025
   13,200  Xerox Corp                                       1,808,400
                                                         ------------
                                                            8,630,512
                                                         ------------

PORTFOLIO COMPOSITION-Continued
Investments as of December 31, 1995

COMMON STOCKS-CONTINUED
    SHARES                                                 VALUE (A)
----------------------------------------------------------------------
           OIL-MAJOR INTEGRATED-3.3%
   93,200  Repsol S.A., ADR (d)                          $  3,063,950
    3,900  Royal Dutch Petroleum Co., ADR (d)                 550,388
    19,569 Sun, Inc.                                          535,701
   50,800  Tosco Corp.                                      1,936,750
  119,600  Ultramar Corp                                    3,079,700
                                                         ------------
                                                            9,166,489
                                                         ------------
           PAPER PRODUCTS-2.2%
  137,200  Crown Cork & Seal, Inc. (c)                      5,728,100
    6,500  Mead Corp                                          339,625
                                                         ------------
                                                            6,067,725
                                                         ------------
           REAL ESTATE INVESTMENT TRUST-1.0%
   84,200  Meditrust SBI                                    2,936,475
                                                         ------------
           RETAIL-FOOD & DRUG-2.0%
  122,100  Eckerd Corp                                      5,448,713
                                                         ------------
           TELECOMMUNICATIONS-4.1%
   71,000  Ameritech Corp.                                  4,189,000
   18,300  Bellsouth Corp.                                    796,050
    8,700  DSC Communications Corp. (c)                       320,813
   47,300  GTE Corp.                                        2,081,200
  122,300  Telefonos De Mexico S.A., ADR (d)                3,898,313
                                                         ------------
                                                           11,285,376
                                                         ------------
           TEXTILE & APPAREL-0.2%
   21,800  Reebok International, Ltd. .                       615,850
                                                         ------------
           TOBACCO-5.1%
   38,600  Loews Corp.                                      3,025,275
   61,100  Philip Morris Companies Inc. .                   5,529,550
  171,500  UST, Inc.                                        5,723,812
                                                         ------------
                                                           14,278,637
                                                         ------------
           UTILITIES-ELECTRIC-2.5%
  115,500  Pacific Gas & Electric Co. .                     3,277,313
  211,600  SCE Corp.                                        3,755,900
                                                         ------------
                                                            7,033,213
                                                         ------------
           Total Common Stocks
           (Identified Cost $214,454,284)                 268,671,365
                                                         ------------
           PREFERRED STOCKS-1.3%
           OIL-MAJOR INTEGRATED-0.5%
   43,931  Sun, Inc. Series A                               1,219,085
                                                         ------------

PORTFOLION COMPOSITION-Continued
Investments as of December 31, 1995

PREFERRED STOCKS-CONTINUED

    SHARES                                                  VALUE (A)
----------------------------------------------------------------------
           TOBACCO-0.8%
  361,500  RJR Nabisco Holdings                         $  2,304,563
                                                        -------------
           Total Preferred Stock
           (Identified Cost $3,515,329)                    3,523,648
                                                        -------------
SHORT-TERM INVESTMENTS-1.7%
      FACE
  AMOUNT
----------------------------------------------------------------------
$4,669,000                 Associates Corp. of North America 5.953%,
           1/02/96                                         4,669,000
                                                        -------------
           Total Short Term Investments
           (Identified Cost $4,669,000)                    4,669,000
                                                        -------------
           Total Investments-100% (Identified Cost
           $222,638,613) (b)  276,864,013
           Cash, receivables and other assets              3,893,129
           Liabilities                                    (3,815,486)
                                                        -------------
           Total Net Assets-100%                        $276,941,656
                                                        =============

(a)  See Note 1A
(b) Federal Tax Information: At December 31, 1995 the net unrealized appreciation on investments based on cost of $222,711,016 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all
     investments in which there is an excess of value
     over tax cost                                        $61,208,467
     Aggregate gross unrealized depreciation for all
     investments in which there is an excess
     of tax cost over value                                (7,055,470)
                                                          ------------
      Net unrealized appreciation.                        $54,152,997
                                                          ============
(c)  Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                      $276,864,013
Cash.                                                              177
Receivable for:
Fund shares sold                                               780,393
Securities sold.                                             2,461,506
Dividends and interest.                                        636,870
Foreign taxes.                                                   6,183
Prepaid registration expense.                                    8,000
                                                        --------------
                                                           280,757,142
LIABILITIES
Payable for:
Securities purchased                           $2,536,947
Fund shares redeemed                              866,667
Dividends declared                                 83,614
Accrued expenses:
Management fees.                                  171,362
Deferred trustees' fees                            55,707
Accounting and administrative                       4,127
Other expenses                                     97,062
                                               ----------
                                                             3,815,486
                                                        --------------
                                                          $276,941,656
                                                        ==============
NET ASSETS
Net Assets consist of:
Capital paid in.                                          $212,091,138
Undistributed net investment income                             91,904
Accumulated net realized gains.                             10,533,214
Unrealized appreciation on investments                      54,225,400
                                                        --------------
NET ASSETS                                                $276,941,656
                                                        ==============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($241,038,428 divided by 27,439,832 shares of
beneficial interest)                                             $8.78
                                                        ==============
Offering price per share (100/94.25 of $8.78).                  $9.32*
                                                        ==============
Net asset value and offering price of Class B shares
($27,941,336 divided by 3,211,374 shares of
beneficial interest)                                           $8.70**
                                                        ==============
Net asset value and offering price
of Class C shares ($1,223,642 divided by
140,681 shares of beneficial interest)                           $8.70
                                                        ==============
Net asset value and offering price of Class Y
shares ($6,738,250 divided by
770,431 shares of beneficial interest)                           $8.75
                                                        ==============
Identified cost of investments                            $222,638,613
                                                        ==============

 *Based upon single purchases of less than $50,000.  Reduced sales charges apply for purchases in excess of these amounts.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995


INVESTMENT INCOME
Dividends                                                $6,001,566(a)
Interest.                                                      336,830
                                                      ----------------
                                                             6,338,396
Expenses
Management fees                             $1,811,567
Service fees-Class A                           545,439
Service and distribution fees-Class B.         206,005
Service and distribution fees-Class C.           3,915
Trustees' fees and expenses                     23,446
Accounting and administrative                   48,646
Custodian                                      124,266
Transfer agent.                                546,745
Audit and tax services                          41,000
Legal                                           20,147
Printing.                                       55,616
Registration.                                   44,607
Miscellaneous                                   25,054
                                            ----------
Total expenses                                               3,496,453
                                                      ----------------
Net investment income.                                       2,841,943
                                                      ----------------
REALIZED and UNREALIZED GAIN on INVESTMENTS
Realized gain on Investments-net.                           31,424,701
Unrealized appreciation on Investments-net                  33,283,879
                                                      ----------------
Net gain on investment transactions                         64,708,580
                                                      ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $67,550,523
                                                      ================

(a) Net of foreign taxes of $42,262.

STATEMENT OF CHANGES IN NET ASSETS

                                           YEAR ENDED       YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,
                                               1994               1995
                                       -------------     -------------
FROM OPERATIONS
Net investment income.                     $2,012,017      $2,841,943
Net realized gain on investments.          10,942,333      31,424,701
Unrealized appreciation (depreciation)
on investments                           (15,995,953)      33,283,879
                                       -------------     -------------
Increase (decrease) in net assets from
operations                                (3,041,603)      67,550,523
                                       -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A                                   (1,952,257)      (2,497,665)
Class B                                      (89,024)        (159,658)
Class C                                      0(6,440)
Class Y                                      (46,639)         (86,275)
Net realized gain on investments
Class A                                  (10,228,784)     (18,292,636)
Class B                                     (724,627)      (1,952,478)
Class C                                             0         (53,531)
Class Y                                     (209,790)        (467,103)
                                        -------------    -------------
                                       (13,251,121)       (23,515,786)
                                       -------------     -------------
Increase in net assets derived from
capital share transactions                 33,034,790      24,206,907
                                       -------------     -------------
Total increase in net assets.              16,742,066      68,241,644
NET ASSETS
Beginning of the year.                    191,957,946     208,700,012
                                       -------------     -------------
End of the year.                       $208,700,012      $276,941,656
                                       =============     =============
(OVER)/UNDISTRIBUTED NET INVESTMENT INCOME
Beginning of the year                        $115,335        $(12,653)
                                       =============     =============
End of the year.                            $(12,653)         $91,904
                                        =============    =============

FINANCIAL HIGHLIGHTS

                                                              CLASS A
                     -------------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                     -------------------------------------------------
                          1991      1992      1993      1994      1995
                    --------- --------- --------- ---------  ---------
Net Asset Value,
Beginning of Year        $5.44     $6.69     $7.28     $7.87    $7.27
                    --------- --------- --------- ---------  ---------
Income From Investment
Operations
Net Investment Income     0.13      0.09      0.07      0.08     0.10
Net Realized and
Unrealized Gain (Loss) on
Investments.              1.35      1.02      1.16    (0.19)     2.21
                    --------- --------- --------- ---------  ---------
Total From Investment
Operations                1.48      1.11     1.23     (0.11)     2.31
                    --------- --------- --------- ---------  ---------
Less Distributions
Dividends From Net
Investment Income       (0.13)    (0.09)    (0.07)    (0.08)    (0.09)
Distributions From
Net Realized Capital
Gains                   (0.10)    (0.43)    (0.57)    (0.41)    (0.71)
                    --------- --------- --------- ---------  ---------
Total Distributions     (0.23)    (0.52)    (0.64)    (0.49)    (0.80)
                    --------- --------- --------- ---------  ---------
Net Asset Value,
End of Year.             $6.69     $7.28     $7.87     $7.27    $8.78
                    =========   =======   =======  ========   ========
Total Return (%)          27.1      16.6      17.0     (1.4)     32.3
Ratio of Operating
Expenses to Average Net
Assets (%)                1.28      1.32      1.34      1.37     1.37
Ratio of Net
Investment Income
to Average Net
Assets (%)                1.84      1.26      0.83      1.00     1.22
Portfolio Turnover Rate (%) 51        38        40        29       52
Net Assets,
End of Year (000).  $145,790  $156,240  $189,779  $190,869   $241,038

                                                     CLASS B   CLASS C               CLASS Y
                        ------------------------------------ ---------   -------------------
                     SEPTEMBER 13(*)       YEAR        YEAR        YEAR MARCH 31(*)      YEAR
                             THROUGH       ENDED       ENDED      ENDED    THROUGH      ENDED
                        DECEMBER 31,DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                1993       1994        1995        1995     1994         1995
                             ------      ------      ------     ------     ------      ------
Net Asset Value,
Beginning of Period            $7.97       $7.85       $7.23      $7.23      $7.57     $7.24
                             ------      ------      ------     ------     ------      ------
Income From Investment
Operations
Net Investment Income           0.11       0.04        0.05        0.05       0.10       0.12
Net Realized and
Unrealized Gain
(Loss) on
Investments.                    0.39      (0.20)       2.18        2.18       0.08      2.21
                             ------      ------      ------     ------     ------      ------
Total From Investment
Operations                    0.50        (0.16)       2.23        2.23       0.18      2.33
                             ------      ------      ------     ------     ------      ------
Less Distributions
Dividends From Net
Investment Income            (0.05)       (0.05)      (0.05)     (0.05)    (0.10)      (0.11)
Distributions From Net
Realized Capital
Gains.                       (0.57)       (0.41)      (0.71)    (0.71)     (0.41)      (0.71)
                             ------      ------      ------     ------     ------      ------
Total Distributions          (0.62)       (0.46)      (0.76)     (0.76)    (0.51)      (0.82)
                             ------      ------      ------     ------     ------      ------
Net Asset Value, End of
Period                         $7.85       $7.23       $8.70      $8.70      $7.24     $8.75
                             ======       =====      ======      =====     ======       =====
Total Return (%)              6.5***       (2.0)       31.3        31.3     2.4***      32.8
Ratio of Operating
Expenses to Average
Net Assets (%)               2.16**        2.12        2.12        2.12    1.54**       1.12
Ratio of Net Investment
Income to Average
Net Assets (%)                0.05**        0.25       0.47        0.47    1.05**       1.47
Portfolio Turnover
Rate (%)                          40          29          52        52          29        52
Net Assets, End of
Period (000)                  $2,182     $13,830     $27,941     $1,224    $4,001     $6,738

*  Commencement of operations.
** Computed on an annualized basis.
***Not computed on an annualized basis.

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1.  The  Fund  is  a  Series  of  New England Funds  Trust  I,  a  Massachusetts
business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The  Fund  offers  Class  A,  Class B, Class C and  Class  Y  shares.  The  Fund commenced  its  public  offering  of Class  B  shares  on  September  13,  1993, of  Class  C  shares  on  December  30, 1994  and  of  its  Class  Y  shares  on
March  31,  1994.  Class  A  shares are sold with  a  maximum  front  end  sales charge  of  5.75%.  Class  B  shares  do not  pay  a  front  end  sales  charge, but pay a higher ongoing distribution fee than Class A shares, for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C
shares  do  not  pay  front  end  or  contingent  deferred  sales  charges   and
do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fee. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-
rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class
only   with  respect  to  its  own  Rule  12b-1  plan.  Shares  of  each   class
would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   SECURITY  VALUATION.  Equity  securities  are  valued  on  the   basis   of
valuations  furnished  by  a  pricing  service,  authorized  by  the  Board   of
Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the
NASDAQ national market system, or, if no sale was reported and in the case of over-the counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less
than   sixty   days   are   stated  at  amortized   cost,   which   approximates
market value.

B.    SECURITY   TRANSACTIONS   AND   RELATED   INVESTMENT   INCOME.    Security
transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend

December 31, 1995

income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the
collateral   be   at  least  equal  to  100%  of  the  repurchase   price.   The
Fund's   adviser  is  responsible  for  determining  that  the  value   of   the
collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2.     PURCHASES    AND    SALES    OF    SECURITIES    (excluding    short-term
investments)   for   the   Fund  for  year  ended   December   31,   1995   were
$124,709,975 and $122,556,121, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 1995, the Fund incurred management fees payable to its investment adviser, Loomis, Sayles & Company, L.P. ("Loomis, Sayles"). Certain officers and directors of the adviser and its affiliated companies are also officers or trustees of the Fund. Loomis, Sayles is a wholly owned subsidiary of New England Investment Companies, L.P., ("NEIC") which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement for the Fund in effect during the year ended December 31, 1995 provided for fees as set forth below:

FEES EARNED  ANNUAL PERCENTAGE RATE      ANNUAL NET ASSET VALUE LEVELS
----------- ----------------------  ----------------------------------
$1,811,567                   0.750%      the first $200
million
                            0.700%               the next $300 million
                            0.650%        the excess over $500 million

December 31, 1995

Effective   January  1,  1996,  New  England  Funds  Management,   L.P.   became
the   adviser   for   the   Fund   with   the   aforementioned   adviser   being
retained as the Fund's sub-adviser.

B.   ACCOUNTING   AND   ADMINISTRATIVE  EXPENSE.   New   England   Funds,   L.P.
("New   England   Funds"),   the  Fund's  distributor,   is   a   wholly   owned
subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the
Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1995 these expenses amounted to $48,646 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $411,284 as compensation for its services in that capacity.

D.   SERVICE   AND  DISTRIBUTION  FEES.  Pursuant  to  Rule  12b-1   under   the
1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under   the   Class  A  Plan,  the  Fund  pays  New  England  Funds  a   monthly
service  fee  at  the  annual  rate of up to 0.25%  of  the  average  daily  net assets  attributable  to  the  Fund's  Class  A  shares,  as  reimbursement  for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December
31,  1995,  the  Fund  paid  New  England  Funds  $545,439  in  fees  under  the
Class  A  Plan.  If  the  expenses  of  New England  Funds  that  are  otherwise
reimbursable  under  the  Class  A  Plan  incurred  in  any  year   exceed   the
amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1995 is $1,651,994.

Under the Class B and Class C Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets

December 31, 1995

attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $51,501 and $979 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and
Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be
affiliated   with  New  England  Funds)  incurred  by  New  England   Funds   in
connection  with  the  marketing  or  sale  of  Class  B  and  Class  C  shares.
For the year ended December 31,1995, the Fund paid New England Funds $154,504 and $2,936 in distribution fees under the Class B and Class C plans, respectively.

Commissions   (including   contingent   deferred   sales   charges)   on    Fund
shares  paid  to  New  England  Funds  by  investors  in  shares  of  the   Fund
during the year ended December 31, 1995 amounted to $589,700.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis, Sayles, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                       $2,400
          Meeting Fee                           $125/meeting
          Committee Meeting Fee                 $75/meeting
          Committee Chairman Retainer           $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

December 31, 1995

4. CAPITAL SHARES. At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                   YEAR ENDED              YEAR ENDED
                            DECEMBER 31, 1994       DECEMBER 31, 1995
                         -------------------        -----------------
CLASS A                   SHARES       AMOUNT     SHARES        AMOUNT
Shares sold            5,053,840  $39,866,883  3,546,403   $29,882,286
Shares issued in
connection with the
reinvestment of:
Dividends from net
investment income        262,206    1,907,262    283,157     2,443,644
Distributions
from net realized gain 1,385,386   10,034,646  2,099,871    18,018,417
                      ----------   ----------  ---------    ----------
                       6,701,432   51,808,791  5,929,431    50,344,347
Shares repurchased   (4,561,136) (35,742,457)(4,749,976)  (39,580,212)
Net increase           2,140,296   16,066,334  1,179,455    10,764,135
                      ----------   ----------  ---------    ----------
                                   YEAR ENDED              YEAR ENDED
                            DECEMBER 31, 1994       DECEMBER 31, 1995
                         -------------------        -----------------
CLASS B                   SHARES       AMOUNT     SHARES        AMOUNT
Shares sold.           1,606,356  $12,543,677  1,279,784 $10,347,316
Shares issued in
connection with the
reinvestment of:
Dividends from net
investment income         11,655       84,017     16,925     144,710
Distributions from
net realized gain         96,006      691,445    219,538     1,861,128
                      ----------   ----------  ---------    ----------
                       1,714,017   13,319,139  1,516,247    12,353,154
Shares repurchased      (77,767)    (597,062)  (218,772)   (1,820,967)
                      ----------   ----------  ---------    ----------
Net increase           1,636,250   12,722,077  1,297,475    10,532,187
                      ----------   ----------  ---------    ----------

                                                            YEAR ENDED
                                                     DECEMBER 31, 1995
                                           ---------------------------
CLASS C                                           SHARES        AMOUNT
                                               ---------      --------
Shares sold                                      149,041    $1,267,129
Shares issued in connection with the
reinvestment of:
Dividends from net investment income                 678         5,797
Distributions from net realized gain               5,998        50,896
                                               --------       --------
                                                 155,717     1,323,822
Shares repurchased                              (15,036)     (131,777)
                                           ------------ --------------
Net increase                                     140,681     1,192,045
                                           ------------ --------------

                                                        FOR THE PERIOD
                            MARCH 31* THROUGH               YEAR ENDED
                            DECEMBER 31, 1994        DECEMBER 31, 1995
                 --------------------------- -------------------------
CLASS Y                   SHARES       AMOUNT     SHARES        AMOUNT
                      ----------   ----------  ---------    ----------
Shares sold              528,311   $4,081,248    370,103    $2,990,140
Shares issued in
connection with the
reinvestment of:
Dividends from net
investment income         6,446        46,639    10,044         86,275
Distributions from
net realized gain         29,091      209,789     54,580       467,103
                   ------------ -------------- ------------ ----------
                         563,848    4,337,676    434,727     3,543,518
Shares repurchased      (11,648)     (91,297)  (216,496)   (1,824,978)
                   ------------ -------------- ------------ ----------
Net increase             552,200    4,246,379    218,231     1,718,540
                   ------------ -------------- ------------ ----------
Increase derived
from capital shares
transactions           4,328,746  $33,034,790  2,835,842   $24,206,907
                   ============ ============== ============ ==========

* Commencement of operations.

REPORT OF INDEPENDENT ACCOUNTANTS

To   the  Board  of  Trustees  and  Shareholders  of  NEW  ENGLAND  VALUE  FUND.
In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Value Fund (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
February 7, 1996

At a special shareholders' meeting held on December 28, 1995, shareholders of the Value Fund voted for the following proposals:

                                   VOTED   ABSTAINED     BROKER
                               VOTED FOR     AGAINST        VOTES     NON-VOTES   TOTAL VOTES
                             ----------   ---------      -------     ---------    -----------
1. To approve new
investment advisory
arrangements to be
effective upon the merger
of New England Mutual
Life Insurance Company
into Metropolitan Life
Insurance Company, such
arrangements to be
substantially identical to
the investment advisory
arrangements in effect for
the Fund immediately prior
to such merger            15,654,499.645 359,234.999  609,896.904              16,623,631.548
                          ============== =========== ===========
2. To approve a new
Advisory Agreement
between the Fund an
New England Funds
Management, L.P.
("NEFM").                 15,387,369.874 541,164.246  669,062.428    26,035.00016,623,631.548
                          ============== =========== ===========    ==========
3. To approve a related
Sub-Advisory Agreement
between NEFM and such
Fund's current investment
adviser.                  15,368,788.320 541,652.856  687,155.372    26,035.00016,623,631.548
                         ============== ===========  ===========    ==========



REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY
1.   ItOs an easy way to build assets
2.   ItOs convenient and effortless
3.   It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.   It can help you benefit from the ups and downs of the market
     With Investment Builder, New England FundsO automatic investment program, you can invest as little as $50 a month in your New
     England Fund automatically - without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $50

Years                Growth of Monthly Investments
0                                               $0
5                                           $3,661
10                                          $9,040
15                                         $16,943
20                                         $28,555
25                                         $45,618

Monthly investments of $100

Years                Growth of Monthly Investments
0                                               $0
5                                           $7,322
10                                         $18,079
15                                         $33,886
20                                         $57,111
25                                         $91,236
Monthly investments of $200

Years                Growth of Monthly Investments
0                                               $0
5                                          $14,643
10                                         $36,158
15                                         $67,772
20                                        $114,222
25                                        $182,472
Monthly investments of $500

Years                Growth of Monthly Investments
0                                               $0
5                                          $36,608
10                                         $90,396
15                                        $169,429
20                                        $285,555
25                                        $456,181
For   illustrative   purposes   only.  These  figures   represent   hypothetical
accumulation  at  an  8%  annual  rate of return,  and  are  not  indicative  of future  performance  of  any  New England Fund.  The  value  of  a  New  England
Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New
England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

INFORMATION ON CALL
YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT
Do you like to keep on top of your New England Funds but canOt always call us during regular business hours? With Tele#Facts, New England
FundsO 24-hours a day automated telephone system, you can call us any time thatOs convenient for you - day or night!
By calling 1-800-346-5984 from any Touch-Tone(R) telephone, you can:
- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:
1.YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number
2.THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card
3.FUNCTION NUMBER - listed on the Tele#Facts wallet card
4.ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think youOll enjoy this easy-to-use and convenient service from New England Funds!

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

[LOGO]
NEW ENGLAND FUNDS
Where The Best Minds MeetTM

399 Boylston Street
Boston, Massachusetts
02116

[LOGO]
Quality
Tested Service
1996

Dalbar
Honors Commitment To:
Investors

VL56

[LOGO] Printed On Recycled Paper


APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED
AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.

